3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
30-89 Days	$ 4,594,475	$ 6,568,522
90 Days or more	2,200,265	1,968,662
Total Past Due	6,794,740	8,537,184
Current	451,324,689	439,267,771
Total Loans	458,119,429	447,804,955
Non-Accrual Loans	5,237,071	4,153,589
Over 90 Days and Accruing	923,184	1,124,882
Commercial and industrial
30-89 Days	224,997	439,151
90 Days or more	168,244	299,095
Total Past Due	393,241	738,246
Current	64,797,883	63,651,974
Total Loans	65,191,124	64,390,220
Non-Accrual Loans	441,103	552,386
Over 90 Days and Accruing	13,556	23,579
Commercial Real Estate
30-89 Days	888,994	988,924
90 Days or more	560,439	5,313
Total Past Due	1,449,433	994,237
Current	176,757,109	165,617,593
Total Loans	178,206,542	166,611,830
Non-Accrual Loans	2,400,757	1,934,096
Over 90 Days and Accruing	45,356	5,313
Residential real estate - 1st lien
30-89 Days	2,875,768	4,446,138
90 Days or more	1,408,551	1,484,334
Total Past Due	4,284,319	5,930,472
Current	158,475,954	158,035,652
Total Loans	162,760,273	163,966,124
Non-Accrual Loans	2,009,079	1,263,046
Over 90 Days and Accruing	801,241	980,138
Residential real estate - Jr lien
30-89 Days	521,373	637,917
90 Days or more	63,031	179,920
Total Past Due	584,404	817,837
Current	44,135,862	43,983,646
Total Loans	44,720,266	44,801,483
Non-Accrual Loans	386,132	404,061
Over 90 Days and Accruing	63,031	115,852
Consumer
30-89 Days	83,343	56,392
90 Days or more	0	0
Total Past Due	83,343	56,392
Current	7,157,881	7,978,906
Total Loans	7,241,224	8,035,298
Non-Accrual Loans	0	0
Over 90 Days and Accruing	$ 0	$ 0